INCOME TAX (Tables)	12 Months Ended
Jul. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Income taxes provided for the years ended July 31, 2021 and 2020 consist of the following:

	2021	2020
Current:
Federal	$—	$—
Deferred taxes (benefit):
Federal	(108,000)	(247,000)
State	(51,000)	(108,000)
Income tax provision (benefit)	$(159,000)	$(355,000)

Schedule of Effective Income Tax Rate Reconciliation

Taxes provided for the years ended July 31, 2021 and 2020 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2021	2020
Income (loss) before income taxes	$239,032	(1,261,005)
Paycheck Protection Program Loan Forgiveness	(722,726)	—
Other-net	(21,690)	(16,158)
Adjusted pre-tax income (loss)	$(505,384)	$(1,277,163)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$(106,131)	$(268,204)
State deferred income taxes (benefit)	(51,000)	(108,000)
Other-net	(1,869)	21,204
Income tax provision (benefit)	$(159,000)	$(355,000)

Schedule of Deferred Tax Assets And Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2021 and 2020 are a result of temporary differences related to the items described as follows:

	2021		2020
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$148,033	$—	$175,145	$—
Anticipated PPP loan expenses to be forgiven	—	—	199,390	—
Operating lease liabilities	7,680,923	—	8,013,099	—
Federal net operating loss carryforward	2,171,510	—	1,764,769	—
State net operating loss carryforward	809,951	—	693,541	—
Unbilled receivables	—	569,029	—	412,343
Property and equipment	—	4,963,194	—	4,671,246
Unrealized gain on marketable securities	—	430,455	—	307,375
Operating lease right-of-use assets	—	9,536,322	—	10,229,036
Other	106,583	—	33,056	—
	$10,917,000	$15,499,000	$10,879,000	$15,620,000
Net deferred tax liability		$4,582,000		$4,741,000

Components of Deferred Tax Provision (benefit)

Components of the deferred tax provision (benefit) for the years ended July 31, 2021 and 2020 consist of the following:

	2021	2020
Book depreciation exceeding (less than) tax depreciation	$291,723	$(1,691,703)
Increase in reserve for bad debts	(65,109)	(17,220)
Lease expense per book in excess of cash paid	(360,537)	2,477,725
Federal net operating loss carryforward	(406,742)	(924,647)
State net operating loss carryforward	(116,410)	(22,687)
Decrease of rental income received in advance	27,111	39,637
Anticipated PPP loan expenses to be forgiven	199,390	(199,390)
Increase (decrease) in unbilled receivables	156,686	(47,962)
Other	114,888	31,247
	$(159,000)	$(355,000)